CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Adoption of ASC 326, net of tax	Adjusted Balance	Common Shares	Common Shares Adjusted Balance	Treasury Stock	Treasury Stock Adjusted Balance	Additional Paid-in Capital	Additional Paid-in Capital Adjusted Balance	Retained Earnings	Retained Earnings Adoption of ASC 326, net of tax	Retained Earnings Adjusted Balance	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Adjusted Balance	Noncontrolling Interests	Noncontrolling Interests Adjusted Balance	Redeemable Noncontrolling Interest
Beginning balance at Dec. 31, 2018	$ 5,068			$ 25		$ (128)		$ 4,409		$ 2,596			$ (1,859)		$ 25
Beginning balance, redeemable noncontrolling interests at Dec. 31, 2018																	$ 30
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	263									257					6
Net income (loss), redeemable non controlling interests																	1
Other Comprehensive income (loss), net of tax	49												47		2
Reclassification of certain tax effects	0									65			(65)
Dividends paid	0																(1)
Common shares issued from treasury stock and capital increase for share-based compensation	0					6		(6)
Share-based compensation expense	9							9
Other changes	2							3							(1)
Ending balance at Mar. 31, 2019	5,391			25		(122)		4,415		2,918			(1,877)		32
Ending balance, redeemable noncontrolling interests at Mar. 31, 2019																	30
Beginning balance at Dec. 31, 2019	6,121	$ (36)	$ 6,085	25	$ 25	(154)	$ (154)	4,404	$ 4,404	3,808	$ (36)	$ 3,772	(2,002)	$ (2,002)	40	$ 40
Beginning balance, redeemable noncontrolling interests at Dec. 31, 2019	35																35
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(56)									(65)					9
Net income (loss), redeemable non controlling interests																	2
Other Comprehensive income (loss), net of tax	(401)												(399)		(2)
Dividends paid	0																(1)
Decrease in non controlling interest due to the change of ownership	9							5							4
Share-based compensation expense	5							5
Other changes	(2)							(3)							1
Ending balance at Mar. 31, 2020	5,622			$ 25		$ (154)		$ 4,401		$ 3,707			$ (2,401)		$ 44
Ending balance, redeemable noncontrolling interests at Mar. 31, 2020	$ 36																$ 36